                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03826

                                AIM Sector Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 06/30/07

Item 1.  Schedule of Investments.

                                 AIM ENERGY FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              I-ENE-QTR-1 6/07            A I M Advisors, Inc.

AIM Energy Fund

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-82.78%
CONSTRUCTION & ENGINEERING-0.41%
Chicago Bridge & Iron Co. N.V. -New York
   Shares                                               175,000   $    6,604,500
                                                                  --------------
GAS UTILITIES-3.37%
Questar Corp.                                         1,030,000       54,435,500
                                                                  --------------
INTEGRATED OIL & GAS-14.17%
Exxon Mobil Corp.                                       465,000       39,004,200
Hess Corp.                                              960,000       56,601,600
Murphy Oil Corp.                                        950,000       56,468,000
Occidental Petroleum Corp.                            1,325,000       76,691,000
                                                                  --------------
                                                                     228,764,800
                                                                  --------------
OIL & GAS DRILLING-9.35%
GlobalSantaFe Corp.                                     450,000       32,512,500
Hercules Offshore, Inc. (a)(b)                        1,000,000       32,380,000
Nabors Industries Ltd. (b)                            1,150,000       38,387,000
Transocean Inc. (b)                                     450,000       47,691,000
                                                                  --------------
                                                                     150,970,500
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-27.59%
Baker Hughes Inc.                                       600,000       50,478,000
BJ Services Co.                                       1,230,000       34,981,200
Cameron International Corp. (b)                         850,000       60,749,500
FMC Technologies, Inc. (b)                              260,000       20,597,200
Grant Prideco, Inc. (b)                               1,050,000       56,521,500
Halliburton Co.                                         400,000       13,800,000
National-Oilwell Varco Inc. (b)                         765,000       79,743,600
Schlumberger Ltd.                                       500,000       42,470,000
Smith International, Inc.                               550,000       32,252,000
Weatherford International Ltd. (b)                      975,000       53,859,000
                                                                  --------------
                                                                     445,452,000
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-21.12%
Anadarko Petroleum Corp.                                685,000       35,613,150
Apache Corp.                                            495,000       40,387,050
Bill Barrett Corp. (b)                                1,475,000       54,324,250
Cheniere Energy, Inc. (a)(b)                            675,000       26,183,250
Continental Resources, Inc. (b)(c)                    2,210,000       35,360,000
Devon Energy Corp.                                      605,000       47,365,450
Plains Exploration & Production Co. (b)                 850,000       40,638,500
Southwestern Energy Co. (b)                           1,375,000       61,187,500
                                                                  --------------
                                                                     341,059,150
                                                                  --------------
OIL & GAS REFINING & MARKETING-3.29%
Valero Energy Corp.                                     720,000       53,179,200
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
OIL & GAS STORAGE & TRANSPORTATION-3.48%
Williams Cos., Inc. (The)                             1,775,000   $   56,125,500
      Total Domestic Common Stocks & Other Equity
         Interests
         (Cost $894,884,314)                                       1,336,591,150
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-13.38%
BRAZIL-2.78%
Petroleo Brasileiro S.A. -ADR (Integrated
   Oil & Gas)                                           370,000       44,869,900
                                                                  --------------
CANADA-4.98%
Nexen Inc. (Oil & Gas Exploration & Production)       1,160,000       35,902,000
Talisman Energy Inc. (Oil & Gas Exploration &
   Production)                                        2,300,000       44,459,000
                                                                  --------------
                                                                      80,361,000
                                                                  --------------
FRANCE-3.61%
Total S.A. -ADR (Integrated Oil & Gas)                  720,000       58,305,600
UNITED KINGDOM-2.01%
BP PLC -ADR (Integrated Oil & Gas)                      450,000       32,463,000
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $135,291,400)                                         215,999,500
                                                                  --------------
MONEY MARKET FUNDS-3.61%
Liquid Assets Portfolio -Institutional
   Class (d)                                         29,188,484       29,188,484
Premier Portfolio -Institutional Class (d)           29,188,485       29,188,485
      Total Money Market Funds
         (Cost $58,376,969)                                           58,376,969
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.77%
   (Cost $1,088,552,683)                                           1,610,967,619
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-1.86%
Premier Portfolio -Institutional Class (d)(e)        29,968,023       29,968,023
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities on loan)
         (Cost $29,968,023)                                           29,968,023
                                                                  --------------

AIM Energy Fund

TOTAL INVESTMENTS-101.63%
   (Cost $1,118,520,706)                                           1,640,935,642
OTHER ASSETS LESS LIABILITIES-(1.63)%                                (26,257,815)
                                                                  --------------
NET ASSETS-100.00%                                                $1,614,677,827
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at June 30, 2007.

(b)  Non-income producing security.

(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2007 represented 2.19% of the Fund's Net Assets. See Note 2.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Energy Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Energy Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes

AIM Energy Fund
     in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Energy Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                 VALUE        PURCHASES    PROCEEDS FROM      VALUE      DIVIDEND
FUND                                            03/31/07       AT COST         SALES         06/30/07     INCOME
----                                          -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio-Institutional Class   $20,239,843   $ 54,159,561   $(45,210,920)   $29,188,484   $443,024
Premier Portfolio-Institutional Class          20,239,842     54,159,563    (45,210,920)    29,188,485    441,169
                                              -----------   ------------   -------------   -----------   --------
SUBTOTAL                                      $40,479,685   $108,319,124   $(90,421,840)   $58,376,969   $884,139
                                              ===========   ============   =============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                            VALUE        PURCHASES     PROCEEDS FROM      VALUE       DIVIDEND
FUND                                      03/31/07        AT COST          SALES         06/30/07    INCOME (A)
----                                    ------------   ------------   --------------   -----------   ----------
Premier Portfolio-Institutional Class   $275,543,072   $301,537,907   $(547,112,956)   $29,968,023    $194,200

(a)  Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended June 30, 2007.

                                                                          CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
                           03/31/07         COST           SALES       (DEPRECIATION)     06/30/07       INCOME     GAIN (LOSS)
                         ------------   ------------   -------------   --------------   ------------   ----------   -----------
Continental Resources,
   Inc. (b)              $         --   $ 32,861,566   $          --     $2,498,434     $ 35,360,000   $       --       $--
                         ------------   ------------   --------------    ----------     ------------   ----------       ---
TOTAL INVESTMENTS IN
   AFFILIATES            $316,022,757   $442,718,597   $(637,534,796)    $2,498,434     $123,704,992   $1,078,393       $--
                         ============   ============   ==============    ==========     ============   ==========       ===

(b) As of June 30, 2007, security is no longer considered an affiliate of the Fund.

AIM Energy Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At June 30, 2007, securities with an aggregate value of $29,551,936 were on loan to brokers. The loans were secured by cash collateral of $29,968,023 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2007, the Fund received dividends on cash collateral investments of $194,200 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $116,372,458 and $23,117,344, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $520,805,976
Aggregate unrealized (depreciation) of investment securities                  --
                                                                    ------------
Net unrealized appreciation of investment securities                $520,805,976
                                                                    ============

Cost of investments for tax purposes is $1,120,129,666.

                           AIM FINANCIAL SERVICES FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com             I-FSE-QTR-1 6/07             A I M Advisors, Inc.

AIM Financial Services Fund

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.40%
ASSET MANAGEMENT & CUSTODY BANKS-10.02%
Bank of New York Mellon Corp.                             628,280   $ 26,035,923
Blackstone Group L.P. (The) (a)                           113,905      3,334,000
FBR Capital Markets Corp. (a)                             218,260      3,688,594
Federated Investors, Inc. -Class B                        460,340     17,644,832
State Street Corp.                                        158,500     10,841,400
                                                                    ------------
                                                                      61,544,749
                                                                    ------------
CONSUMER FINANCE-5.80%
Capital One Financial Corp.                               453,694     35,587,757
                                                                    ------------
DIVERSIFIED BANKS-5.38%
U.S. Bancorp                                              424,669     13,992,844
Wachovia Corp.                                            371,200     19,024,000
                                                                    ------------
                                                                      33,016,844
                                                                    ------------
DIVERSIFIED CAPITAL MARKETS-2.33%
UBS A.G. - (Switzerland)                                  238,000     14,282,380
                                                                    ------------
INSURANCE BROKERS-8.65%
AON Corp.                                                 367,800     15,671,958
Marsh & McLennan Cos., Inc.                               881,300     27,214,544
National Financial Partners Corp.                         221,160     10,241,920
                                                                    ------------
                                                                      53,128,422
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-7.71%
Merrill Lynch & Co., Inc.                                 308,890     25,817,026
Morgan Stanley                                            256,200     21,490,056
                                                                    ------------
                                                                      47,307,082
                                                                    ------------
LIFE & HEALTH INSURANCE-1.56%
Prudential Financial, Inc.                                 36,657      3,564,160
StanCorp Financial Group, Inc.                            115,133      6,042,180
                                                                    ------------
                                                                       9,606,340
                                                                    ------------
MULTI-LINE INSURANCE-6.42%
American International Group, Inc.                        112,352      7,868,011
Genworth Financial Inc. -Class A                          237,000      8,152,800
Hartford Financial Services Group, Inc. (The)             237,355     23,381,841
                                                                    ------------
                                                                      39,402,652
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-18.66%
Bank of America Corp.                                     521,692     25,505,522
Citigroup Inc.                                          1,064,301     54,587,998
JPMorgan Chase & Co.                                      711,967     34,494,801
                                                                    ------------
                                                                     114,588,321
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
PROPERTY & CASUALTY INSURANCE-8.00%
ACE Ltd.                                                  357,500   $ 22,350,900
MBIA Inc.                                                 252,000     15,679,440
Security Capital Assurance Ltd.                           360,000     11,113,200
                                                                    ------------
                                                                      49,143,540
                                                                    ------------
REGIONAL BANKS-7.94%
Fifth Third Bancorp                                       633,300     25,186,341
Popular, Inc.                                             440,000      7,070,800
SunTrust Banks, Inc.                                      120,500     10,331,670
Zions Bancorp.                                             80,200      6,168,182
                                                                    ------------
                                                                      48,756,993
                                                                    ------------
SPECIALIZED CONSUMER SERVICES-1.58%
H&R Block, Inc.                                           415,600      9,712,572
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-13.35%
Fannie Mae                                                797,400     52,094,142
Freddie Mac                                               372,000     22,580,400
Hudson City Bancorp, Inc.                                 596,700      7,291,674
                                                                    ------------
                                                                      81,966,216
                                                                    ------------
   Total Common Stocks & Other Equity Interests
      (Cost $423,430,398)                                            598,043,868
                                                                    ------------
MONEY MARKET FUNDS-0.82%
Liquid Assets Portfolio -Institutional Class (b)        2,506,339      2,506,339
Premier Portfolio -Institutional Class (b)              2,506,339      2,506,339
                                                                    ------------
   Total Money Market Funds
      (Cost $5,012,678)                                                5,012,678
                                                                    ------------
TOTAL INVESTMENTS-98.22%
   (Cost $428,443,076)                                               603,056,546
OTHER ASSETS LESS LIABILITIES-1.78%                                   10,941,796
                                                                    ------------
NET ASSETS-100.00%                                                  $613,998,342
                                                                    ============

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Financial Services Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Financial Services Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

AIM Financial Services Fund

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                              VALUE      PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                         03/31/07        COST           SALES        06/30/07     INCOME
----                       -----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class     $ 5,288,995    $21,337,077   $(24,119,733)   $2,506,339   $ 60,176
Premier Portfolio-
   Institutional Class       5,288,995     21,337,077    (24,119,733)    2,506,339     59,921
                           -----------    -----------   ------------    ----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES        $10,577,990    $42,674,154   $(48,239,466)   $5,012,678   $120,097
                           ===========    ===========   ============    ==========   ========

AIM Financial Services Fund

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $14,044,189 and $63,460,426, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $187,459,381
Aggregate unrealized (depreciation) of investment securities        (13,382,122)
                                                                   ------------
Net unrealized appreciation of investment securities               $174,077,259
                                                                   ============

Cost of investments for tax purposes is $428,979,287.

                         AIM GOLD & PRECIOUS METALS FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              I-GPM-QTR-1 6/07            A I M Advisors, Inc.

AIM Gold & Precious Metals Fund

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-75.19%
AUSTRALIA-7.65%
BHP Billiton Ltd. -ADR
   (Diversified Metals & Mining)                          165,000   $  9,858,750
Newcrest Mining Ltd. (Gold) (a)                           450,000      8,679,819
                                                                    ------------
                                                                      18,538,569
                                                                    ------------
CANADA-53.05%
Aber Diamond Corp. (Precious Metals & Minerals)           200,000      7,637,559
Agnico-Eagle Mines Ltd. (Gold)                            340,000     12,410,000
Barrick Gold Corp. (Gold) (b)                             357,000     10,377,990
Cameco Corp. (Coal & Consumable Fuels)                    140,000      7,103,600
Eldorado Gold Corp. (Gold) (b)                          2,050,000     12,049,765
Goldcorp, Inc. (Gold)                                     783,500     18,561,115
IAMGOLD Corp. (Gold)                                    1,000,000      7,671,361
Kinross Gold Corp. (Gold) (b)                             950,000     11,141,315
Meridian Gold Inc. (Gold) (b)                             460,000     12,686,800
Pacific Rim Mining Corp.
   (Precious Metals & Minerals) (b)                     1,254,900      1,366,839
Pan American Silver Corp.
   (Precious Metals & Minerals) (b)                       390,000     10,268,700
Rio Narcea Gold Mines Ltd. (Gold) (b)                     515,900      2,610,987
Solitario Resources Corp.
   (Precious Metals & Minerals) (b)                       761,000      3,601,352
Western Copper Corp.
   (Diversified Metals & Mining) (b)                      350,000        542,254
Yamana Gold Inc. (Gold)                                   950,000     10,564,000
                                                                    ------------
                                                                     128,593,637
                                                                    ------------
SOUTH AFRICA-10.08%
AngloGold Ashanti Ltd. -ADR (Gold)                        140,000      5,294,800
Gold Fields Ltd. -ADR (Gold)                              600,000      9,420,000
Impala Platinum Holdings Ltd.
   (Precious Metals & Minerals) (a)                       320,000      9,708,323
                                                                    ------------
                                                                      24,423,123
                                                                    ------------
UNITED KINGDOM-4.41%
Rio Tinto PLC (Diversified Metals & Mining) (a)           140,000     10,696,209
                                                                    ------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $179,910,852)                                         182,251,538
                                                                    ------------
DOMESTIC COMMON STOCKS-19.28%
DIVERSIFIED METALS & MINING-9.57%
Freeport-McMoRan Copper & Gold, Inc.                      280,000     23,189,600
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-5.84%
Ishares COMEX Gold Trust (b)                              100,000   $  6,441,000
streetTRACKS Gold Trust (b)                               120,000      7,712,400
                                                                    ------------
                                                                      14,153,400
                                                                    ------------
PRECIOUS METALS & MINERALS-3.87%
Coeur d'Alene Mines Corp. (b)                           1,900,000      6,821,000
Hecla Mining Co. (b)                                      300,000      2,562,000
                                                                       9,383,000
                                                                    ------------
   Total Domestic Common Stocks
      (Cost $40,853,955)                                              46,726,000
                                                                    ------------
MONEY MARKET FUNDS-5.52%
Liquid Assets Portfolio -Institutional Class (c)        6,690,070      6,690,070
Premier Portfolio -Institutional Class (c)              6,690,070      6,690,070
   Total Money Market Funds
      (Cost $13,380,140)                                              13,380,140
                                                                    ------------
TOTAL INVESTMENTS-99.99%
   (Cost $234,144,947)                                               242,357,678
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.01%                                       34,640
                                                                    ------------
NET ASSETS-100.00%                                                  $242,392,318
                                                                    ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $29,084,351, which represented 12.00% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

AIM Gold & Precious Metals Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Gold & Precious Metals Fund

     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign

AIM Gold & Precious Metals Fund
     tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE       PURCHASES    PROCEEDS FROM      VALUE      DIVIDEND
FUND                           03/31/07      AT COST         SALES         06/30/07     INCOME
----                         -----------   -----------   -------------   -----------   --------
Liquid Assets
   Portfolio-Institutional
   Class                     $ 6,350,961   $ 9,831,421   $ (9,492,312)   $ 6,690,070    $36,367

Premier
   Portfolio-Institutional
   Class                       6,350,961     9,831,421     (9,492,312)     6,690,070     36,211
                             -----------   -----------   ------------    -----------    -------
   SUBTOTAL                  $12,701,922   $19,662,842   $(18,984,624)   $13,380,140    $72,578
                             ===========   ===========   ============    ===========    =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                 VALUE      PURCHASES    PROCEEDS FROM      VALUE      DIVIDEND
FUND                           03/31/07      AT COST         SALES         06/30/07    INCOME *
----                         -----------   -----------   -------------   -----------   --------
Premier
   Portfolio-Institutional
   Class                     $31,671,251   $40,693,652   $(72,364,903)   $        --    $27,008
                             -----------   -----------   ------------    -----------    -------
   TOTAL INVESTMENTS
      IN AFFILIATES          $44,373,173   $60,356,494   $(91,349,527)   $13,380,140    $99,586
                             ===========   ===========   ============    ===========    =======

*    Net of compensation to counterparties.

AIM Gold & Precious Metals Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At June 30, 2007, there were no securities on loan to brokers. For the three months ended June 30, 2007, the Fund received dividends on cash collateral investments of $27,008 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $6,151,509 and $18,529,091, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 26,419,226
Aggregate unrealized (depreciation) of investment securities         (18,907,923)
                                                                    ------------
Net unrealized appreciation of investment securities                $  7,511,303
                                                                    ============

Cost of investments for tax purposes is $234,846,375

                                AIM LEISURE FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com             I-LEI-QTR-1 6/07             A I M Advisors, Inc.

AIM LEISURE FUND

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
DOMESTIC COMMON STOCKS-76.90%
ADVERTISING-5.57%
Harte-Hanks, Inc.                                         161,050   $  4,135,764
Omnicom Group Inc.                                        925,600     48,982,752
                                                                    ------------
                                                                      53,118,516
                                                                    ------------
APPAREL RETAIL-2.03%
Abercrombie & Fitch Co. -Class A                          265,347     19,365,024
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS-4.05%
Carter's, Inc. (a)                                        472,467     12,255,794
Columbia Sportswear Co. (a)                                75,905      5,213,155
Polo Ralph Lauren Corp.                                   215,856     21,177,632
                                                                    ------------
                                                                      38,646,581
                                                                    ------------
BREWERS-0.97%
Anheuser-Busch Cos., Inc.                                 176,933      9,228,825
                                                                    ------------
BROADCASTING & CABLE TV-12.71%
Cablevision Systems Corp. -Class A (a)                    667,193     24,145,715
CBS Corp. -Class A                                         64,550      2,151,452
CBS Corp. -Class B                                         64,700      2,155,804
Citadel Broadcasting Corp.                                 48,121        310,381
Clear Channel Communications, Inc.                        359,649     13,601,925
Comcast Corp. -Class A (a)                              1,007,491     28,330,647
EchoStar Communications Corp. -Class A (a)                296,085     12,841,206
Liberty Global, Inc. -Class A (a)                          80,054      3,285,416
Liberty Global, Inc. -Series C (a)                        166,425      6,540,502
Liberty Media Corp. Capital -Series A (a)                  93,088     10,954,596
Scripps Co. (E.W.) (The) -Class A                         137,300      6,273,237
Sinclair Broadcast Group, Inc. -Class A                   422,400      6,006,528
Spanish Broadcasting System, Inc. -Class A (a)            222,200        955,460
Virgin Media Inc.                                         146,250      3,564,113
                                                                    ------------
                                                                     121,116,982
                                                                    ------------
CASINOS & GAMING-7.50%
Harrah's Entertainment, Inc.                              485,875     41,425,703
International Game Technology                             299,940     11,907,618
MGM Mirage (a)                                            220,032     18,148,239
                                                                    ------------
                                                                      71,481,560
                                                                    ------------
CATALOG RETAIL-1.09%
Liberty Media Corp. - Interactive -Series A (a)           465,444     10,393,364
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-0.95%
Best Buy Co., Inc.                                        195,019      9,101,537
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
DEPARTMENT STORES-0.56%
Kohl's Corp. (a)                                           75,255   $  5,345,363
                                                                    ------------
DISTILLERS & VINTNERS-0.73%
Brown-Forman Corp. -Class B                                94,977      6,940,919
                                                                    ------------
FOOTWEAR-3.71%
Crocs, Inc. (a)                                           610,836     26,284,273
Nike, Inc. -Class B                                       156,132      9,100,934
                                                                    ------------
                                                                      35,385,207
                                                                    ------------
GENERAL MERCHANDISE STORES-1.04%
Target Corp.                                              156,658      9,963,449
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE-0.29%
Electronic Arts Inc. (a)                                   58,400      2,763,488
                                                                    ------------
HOME IMPROVEMENT RETAIL-2.43%
Home Depot, Inc. (The)                                    398,141     15,666,848
Lowe's Cos., Inc.                                         243,100      7,460,739
                                                                    ------------
                                                                      23,127,587
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-10.95%
Carnival Corp. (b)                                        382,686     18,663,596
Hilton Hotels Corp.                                       917,632     30,713,143
Marriott International, Inc. -Class A                     368,685     15,941,940
Royal Caribbean Cruises Ltd.                              212,384      9,128,264
Starwood Hotels & Resorts Worldwide, Inc.                 445,568     29,884,246
                                                                    ------------
                                                                     104,331,189
                                                                    ------------
HYPERMARKETS & SUPER CENTERS-0.80%
Wal-Mart Stores, Inc.                                     158,451      7,623,078
                                                                    ------------
INTERNET SOFTWARE & SERVICES-1.09%
Google Inc. -Class A (a)                                   19,790     10,357,690
                                                                    ------------
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS-1.28%
iShares Russell 3000 Index Fund                            46,568      4,052,813
iShares S&P 500 Index Fund                                 26,936      4,054,137
S&P 500 Depositary Receipts Trust -Series 1                27,039      4,067,477
                                                                    ------------
                                                                      12,174,427
                                                                    ------------
MOVIES & ENTERTAINMENT-9.83%
News Corp. -Class A                                     2,033,523     43,131,023
Time Warner Inc.                                          936,500     19,703,960
Viacom Inc. -Class A (a)                                  131,424      5,467,238
Viacom Inc. -Class B (a)                                   95,100      3,959,013
Walt Disney Co. (The)                                     626,608     21,392,397
                                                                    ------------
                                                                      93,653,631
                                                                    ------------

AIM LEISURE FUND

                                                        SHARES         VALUE
                                                      ----------   ------------
PUBLISHING-2.52%
Belo Corp. -Class A                                      304,800   $  6,275,832
Gannett Co., Inc.                                         77,305      4,247,910
McClatchy Co. (The) -Class A                             111,700      2,827,127
McGraw-Hill Cos., Inc. (The)                             157,000     10,688,560
                                                                   ------------
                                                                     24,039,429
                                                                   ------------
RESTAURANTS-2.91%
Burger King Holdings Inc.                                263,864      6,950,178
McDonald's Corp.                                         175,440      8,905,334
Ruth's Chris Steak House, Inc. (a)                       284,661      4,836,390
Yum! Brands, Inc.                                        216,252      7,075,766
                                                                   ------------
                                                                     27,767,668
                                                                   ------------
SOFT DRINKS-1.33%
PepsiCo, Inc.                                            195,627     12,686,411
                                                                   ------------
SPECIALIZED REIT'S-1.04%
Felcor Lodging Inc.                                      380,592      9,906,810
                                                                   ------------
SPECIALTY STORES-1.52%
PetSmart, Inc.                                           445,266     14,448,882
                                                                   ------------
      Total Domestic Common Stocks
         (Cost $439,002,158)                                        732,967,617
                                                                   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-19.47%
BELGIUM-2.33%
Compagnie Nationale a Portfeuille/Nationale
   Portefeuille Maatschappis (Multi-Sector
   Holdings) (c)                                          25,200      1,814,111
                                                                   ------------
Groupe Bruxelles Lambert S.A. (Multi-Sector
   Holdings) (c)                                          75,200      9,358,770
InBev N.V. (Brewers) (c)                                 139,535     11,049,187
                                                                   ------------
                                                                     22,222,068
                                                                   ------------
BRAZIL-1.69%
Companhia de Bebidas das Americas -ADR
   (Brewers)                                             229,446     16,107,109
                                                                   ------------
DENMARK-1.05%
Carlsberg A.S. -Class B (Brewers) (c)                     82,550      9,984,784
                                                                   ------------
FRANCE-3.48%
Accor S.A. (Hotels, Resorts & Cruise Lines) (c)          200,971     17,761,584
JC Decaux S.A. (Advertising) (c)                         201,900      6,406,073
Pernod Ricard S.A. (Distillers & Vintners) (c)            40,560      8,973,403
                                                                   ------------
                                                                     33,141,060
                                                                   ------------
HONG KONG-0.68%
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (c)               53,386,000      4,513,628
Television Broadcasts Ltd. -ADR
   (Broadcasting & Cable TV) (d)                         138,900      1,954,365
                                                                   ------------
                                                                      6,467,993
                                                                   ------------

                                                        SHARES         VALUE
                                                      ----------   ------------
JAPAN-0.35%
Sony Corp. -ADR (Consumer Electronics)                    64,500   $  3,313,365
                                                                   ------------
MEXICO-0.68%
Coca-Cola Femsa S.A. B. de C.V. -ADR (Soft Drinks)       146,575      6,490,341
                                                                   ------------
NETHERLANDS-2.24%
Heineken Holding N.V. (Brewers) (c)                      208,100     10,769,775
Jetix Europe N.V. (Broadcasting & Cable TV) (a)(c)       428,515     10,625,818
                                                                   ------------
                                                                     21,395,593
                                                                   ------------
SWEDEN-0.71%
Rezidor Hotel Group A.B. (Hotels, Resorts & Cruise
   Lines) (c)                                            734,384      6,409,205
Rezidor Hotel Group A.B. (Hotels, Resorts &
   Cruise Lines) (Acquired 11/28/06; Cost
   $20,647)(c)(e)                                         42,574        371,557
                                                                   ------------
                                                                      6,780,762
                                                                   ------------
SWITZERLAND-1.76%
Compagnie Financiere Richemont S.A. -Class A
   (Apparel, Accessories & Luxury Goods) (c)(f)          179,500     10,721,689
Pargesa Holding S.A. (Multi-Sector Holdings) (c)          53,900      6,018,582
                                                                   ------------
                                                                     16,740,271
                                                                   ------------
UNITED KINGDOM-4.50%
Diageo PLC (Distillers & Vintners) (c)                   797,446     16,566,613
Intercontinental Hotels (Hotels, Resorts & Cruise
   Lines) (c)                                            353,765      8,790,598
WPP Group PLC (Advertising) (c)                        1,175,030     17,579,492
                                                                   ------------
                                                                     42,936,703
                                                                   ------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $100,275,802)                                           185,580,049
                                                                   ------------
MONEY MARKET FUNDS-3.84%
Liquid Assets Portfolio -Institutional Class (g)      18,298,559     18,298,559
Premier Portfolio -Institutional Class (g)            18,298,560     18,298,560
   Total Money Market Funds
      (Cost $36,597,119)                                             36,597,119
                                                                   ------------
TOTAL INVESTMENTS-100.21%
   (Cost $575,875,079)                                              955,144,785
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-(0.21)%                                (1,989,214)
                                                                   ------------
NET ASSETS-100.00%                                                 $953,155,571
                                                                   ============

Investment Abbreviations:

ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share with paired trust share.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LEISURE FUND

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $157,714,869, which represented 16.55% of the Fund's Net Assets. See Note 1A.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2007 represented 0.21% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2007 represented 0.04% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM LEISURE FUND
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes

AIM LEISURE FUND
     in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             VALUE       PURCHASES    PROCEEDS FROM      VALUE      DIVIDEND
FUND                        03/31/07      AT COST         SALES         06/30/07     INCOME
----                      -----------   -----------   -------------   -----------   --------
Liquid Assets Portfolio
   -Institutional Class   $25,646,576   $25,200,303   $(32,548,320)   $18,298,559   $266,972
Premier Portfolio-
   Institutional Class     25,646,577    25,200,303    (32,548,320)    18,298,560    265,918
                          -----------   -----------   ------------    -----------   --------
TOTAL INVESTMENTS IN
   AFFILIATES L           $51,293,153   $50,400,606   $(65,096,640)   $36,597,119   $532,890
                          ===========   ===========   ============    ===========   ========

*    Net of compensation to counterparties.

AIM LEISURE FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At June 30, 2007, there were no securities with on loan to brokers. For the three months ended June 30, 2007, the Fund received dividends on cash collateral investments of $60,637 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $29,602,442 and $78,914,887, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $373,396,642
Aggregate unrealized (depreciation) of investment securities         (4,024,273)
                                                                   ------------
Net unrealized appreciation of investment securities               $369,372,369
                                                                   ============

Cost of investments for tax purposes is $585,772,416

                               AIM TECHNOLOGY FUND
            Quarterly Schedule of Portfolio Holdings - June 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-TEC-QTR-1 6/07   A I M Advisors, Inc.

AIM Technology Fund

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-74.00%
APPLICATION SOFTWARE-7.73%
Adobe Systems Inc. (a)                                  736,992   $   29,590,229
Amdocs Ltd. (a)                                         662,214       26,369,361
Autodesk, Inc. (a)                                      297,628       14,012,326
Intuit Inc. (a)                                         366,224       11,016,018
                                                                  --------------
                                                                      80,987,934
                                                                  --------------
COMMUNICATIONS EQUIPMENT-7.55%
Cisco Systems, Inc. (a)                               1,058,029       29,466,108
CommScope, Inc. (a)                                     175,123       10,218,427
F5 Networks, Inc. (a)                                   270,152       21,774,251
Harris Corp.                                            202,000       11,019,100
OpNext, Inc. (a)                                        497,984        6,593,308
                                                                  --------------
                                                                      79,071,194
                                                                  --------------
COMPUTER HARDWARE-6.93%
Apple, Inc. (a)                                         311,937       38,068,792
Hewlett-Packard Co.                                     536,647       23,945,189
NCR Corp. (a)                                           201,830       10,604,148
                                                                  --------------
                                                                      72,618,129
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-5.06%
EMC Corp. (a)                                         1,521,621       27,541,340
Network Appliance, Inc. (a)                             531,953       15,533,028
Seagate Technology                                      456,735        9,943,121
                                                                  --------------
                                                                      53,017,489
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.29%
VeriFone Holdings, Inc. (a)                             679,553       23,954,243
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.37%
Amphenol Corp. -Class A                                 351,048       12,514,861
Itron, Inc. (a)(b)                                      158,419       12,347,177
                                                                  --------------
                                                                      24,862,038
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.47%
Activision, Inc. (a)                                    824,210       15,388,001
                                                                  --------------
INTERNET SOFTWARE & SERVICES-7.81%
Digital River, Inc. (a)                                 448,205       20,281,276
eBay Inc. (a)                                           438,850       14,122,193
Google Inc. -Class A (a)                                 52,692       27,577,939
ValueClick, Inc. (a)                                    373,895       11,014,947
Yahoo! Inc. (a)                                         323,858        8,786,267
                                                                  --------------
                                                                      81,782,622
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
IT CONSULTING & OTHER SERVICES-4.75%
Accenture Ltd. -Class A                                 842,575   $   36,138,042
Cognizant Technology Solutions Corp. -Class A (a)       181,036       13,593,993
                                                                  --------------
                                                                      49,732,035
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.26%
BlueStream Ventures L.P.
   (Aquired 08/03/00-06/05/07;
   Cost$24,972,547) (a)(c)(d)(e)(f)(g)               25,989,131       13,255,756
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-2.94%
FormFactor Inc. (a)                                     209,884        8,038,557
KLA-Tencor Corp.                                        237,168       13,032,382
MEMC Electronic Materials, Inc. (a)                     159,376        9,741,061
                                                                  --------------
                                                                      30,812,000
                                                                  --------------
SEMICONDUCTORS-15.55%
Broadcom Corp. -Class A (a)                             601,252       17,586,621
Integrated Device Technology, Inc. (a)                1,223,892       18,688,831
Intersil Corp. -Class A                                 790,715       24,875,894
Marvell Technology Group Ltd. (a)                       825,853       15,038,783
National Semiconductor Corp.                            794,079       22,448,613
Netlogic Microsystems Inc. (a)(b)                       264,872        8,433,525
ON Semiconductor Corp. (a)                            1,258,250       13,488,440
Texas Instruments Inc.                                  651,271       24,507,328
Xilinx, Inc.                                            668,291       17,890,150
                                                                  --------------
                                                                     162,958,185
                                                                  --------------
SYSTEMS SOFTWARE-5.51%
McAfee Inc. (a)                                         356,265       12,540,528
Microsoft Corp.                                         691,797       20,387,258
Oracle Corp. (a)                                        772,980       15,235,436
Sybase, Inc. (a)                                        399,259        9,538,297
                                                                  --------------
                                                                      57,701,519
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.99%
Avnet, Inc. (a)                                         260,933       10,343,384
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.79%
American Tower Corp. -Class A (a)                       446,899       18,769,758
                                                                  --------------
   Total Domestic Common Stocks & Other equity
      interests (Cost $602,483,199)                                  775,254,287
                                                                  --------------

AIM Technology Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-15.78%
CANADA-2.14%
Research In Motion Ltd.
   (Communications Equipment) (a)                       111,862   $   22,371,281
                                                                  --------------
FINLAND-1.60%
Nokia Oyj -ADR (Communications Equipment)               596,809       16,776,301
                                                                  --------------
HONG KONG-1.51%
China Mobile Ltd. (Wireless Telecommunication
   Services)                                            293,515       15,820,459
                                                                  --------------
JAPAN-1.29%
Nintendo Co., Ltd. (Home Entertainment
   Software) (h)                                         37,100       13,546,955
                                                                  --------------
MEXICO-1.78%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                301,737       18,686,573
                                                                  --------------
SWEDEN-1.06%
Telefonaktiebolaget LM Ericsson -ADR
   (Communications Equipment)                           277,369       11,064,249
                                                                  --------------
SWITZERLAND-2.52%
STMicroelectronics N.V. -New York Shares
   (Semiconductors)                                   1,378,533       26,454,048
                                                                  --------------
TAIWAN-3.88%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services)                1,779,342       15,392,420
Siliconware Precision Industries Co. -ADR
   (Semiconductors)                                   1,043,457       11,478,027
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR
   (Semiconductors)                                   1,233,772       13,731,882
                                                                  --------------
                                                                      40,602,329
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $114,256,569)                                  165,322,195
                                                                  --------------
OPTIONS PURCHASED-0.00%
COMMUNICATIONS EQUIPMENT-0.00%
Research In Motion Ltd. (a) (Cost $523,213)             111,800           19,565
                                                                  --------------
PREFERRED STOCKS-0.00%
BIOTECHNOLOGY-0.00%
Ingenex, Inc. -Series B, Pfd. (Acquired 09/27/94;
   Cost $178,317)(a)(c)(d)(e)                            30,627                0
                                                                  --------------
MONEY MARKET FUNDS-0.86%
Liquid Assets Portfolio -Institutional Class (i)      4,520,103        4,520,103
Premier Portfolio -Institutional Class (i)            4,520,103        4,520,103
                                                                  --------------
   Total Money Market Funds
      (Cost $9,040,206)                                                9,040,206
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-90.64% (Cost $726,481,504)                               $  949,636,253
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES ON LOAN-
MONEY MARKET FUNDS-1.26%
Premier Portfolio -Institutional Class (i)(j)
   (Cost $13,177,523)                                13,177,523       13,177,523
                                                                  --------------
TOTAL INVESTMENTS-91.90%
   (Cost $739,659,027)                                               962,813,776
OTHER ASSETS LESS LIABILITIES-8.10%                                   84,857,162
                                                                  --------------
NET ASSETS-100.00%                                                $1,047,670,938
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at June 30, 2007.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2007 was $13,255,756, which represented 1.26% of the Fund's Net Assets. See Note 1A.

(d)  Security is considered venture capital.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $13,255,756, which represented 1.26% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) The Fund has a remaining commitment of $1,658,832 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(g) The Fund has a 10.29% ownership of BlueStream Ventures L.P. ("BlueStream") and BlueStream may be considered an affiliated company. The value of this security as of June 30, 2007 represented 1.26% of the Fund's Net Assets. See Note 3.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2007 represented 1.29% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Technology Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Technology Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

AIM Technology Fund

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

AIM Technology Fund

H. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                                                     CHANGE IN
                                                                                     UNREALIZED                            REALIZED
                                           VALUE       PURCHASES      PROCEEDS      APPRECIATION      VALUE     DIVIDEND     GAIN
FUND                                      03/31/07      AT COST      FROM SALES    (DEPRECIATION)    06/30/07    INCOME     (LOSS)
----                                    -----------   ----------    ------------   --------------   ---------   --------   --------
Liquid Assets Portfolio-Institutional
   Class                                $12,325,340   $36,233,500   $(44,038,737)        $--        4,520,103   $137,912      $--
Premier Portfolio-Institutional Class    12,325,340    36,233,500    (44,038,737)         --        4,520,103    137,364       --
                                        -----------   -----------   ------------         ---        ---------   --------      ---
SUBTOTAL                                $24,650,680   $72,467,000   $(88,077,474)        $--        9,040,206   $275,276      $--
                                        -----------   -----------   ------------         ---        ---------   --------      ---

                                                                                     CHANGE IN
                                                                                     UNREALIZED                            REALIZED
                                           VALUE       PURCHASES      PROCEEDS      APPRECIATION      VALUE     DIVIDEND     GAIN
FUND                                      03/31/07      AT COST      FROM SALES    (DEPRECIATION)    06/30/07   INCOME *    (LOSS)
----                                    -----------   -----------   ------------   --------------   ---------   --------   --------
Premier Portfolio-Institutional Class   $19,349,479   $90,940,030   $(97,111,986)        $--        13,177,523  $103,296     $--

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended June 30, 2007.

                                                                                     CHANGE IN
                                                                                    UNREALIZED                              REALIZED
                                        VALUE        PURCHASES       PROCEEDS      APPRECIATION       VALUE      DIVIDEND     GAIN
                                       03/31/07       AT COST       FROM SALES    (DEPRECIATION)     06/30/07     INCOME     (LOSS)
                                     -----------   ------------   -------------   --------------   -----------   --------   --------
BlueStream Ventures L.P.             $12,207,471   $  1,105,887   $          --      $(57,602)     $13,255,756   $     --      $--
                                     -----------   ------------   -------------      --------      -----------   --------      ---
   TOTAL INVESTMENTS IN AFFILIATES   $56,207,630   $164,512,917   $(185,189,460)     $(57,602)     $35,473,485   $378,572      $--
                                     -----------   ------------   -------------      --------      -----------   --------      ---

AIM Technology Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At June 30, 2007, securities with an aggregate value of $13,237,475 were on loan to brokers. The loans were secured by cash collateral of $13,177,523 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2007, the Fund received dividends on cash collateral investments of $103,296 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $230,128,970 and $334,374,547 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $232,146,380
Aggregate unrealized (depreciation) of investment securities     (8,172,043)
                                                               ------------
Net unrealized appreciation of investment securities           $223,974,337
                                                               ------------

Cost of investments for tax purposes is $738,839,439.

                               AIM UTILITIES FUND
            Quarterly Schedule of Portfolio Holdings - June 30,2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com              I-UTI-QTR-1 6/07             A I M Advisors,Inc.

AIM Utilities Fund

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS-98.03%
ELECTRIC UTILITIES-36.50%
Duke Energy Corp.                                         955,000   $ 17,476,500
E.ON A.G.  (Germany)(a)                                    65,000     10,921,920
Edison International                                      327,000     18,351,240
Enel S.p.A.  (Italy)(a)                                   500,000      5,385,479
Entergy Corp.                                             164,000     17,605,400
Exelon Corp.                                              275,000     19,965,000
FirstEnergy Corp.                                         185,000     11,975,050
FPL Group, Inc.                                           272,000     15,433,280
Pepco Holdings, Inc.                                      370,000     10,434,000
Portland General Electric Co.                             218,182      5,986,914
PPL Corp.                                                 305,000     14,270,950
Southern Co.                                              140,000      4,800,600
                                                                    ------------
                                                                     152,606,333
                                                                    ------------
GAS UTILITIES-10.67%
AGL Resources Inc.                                        232,000      9,391,360
Equitable Resources, Inc.                                 263,000     13,034,280
Questar Corp.                                             420,000     22,197,000
                                                                    ------------
                                                                      44,622,640
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-7.48%
Constellation Energy Group                                105,000      9,152,850
NRG Energy, Inc.(b)                                       532,000     22,115,240
                                                                    ------------
                                                                      31,268,090
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-12.63%
Alaska Communications Systems Group Inc.                  800,000     12,672,000
AT&T Inc.                                                 610,000     25,315,000
Verizon Communications Inc.                               360,000     14,821,200
                                                                    ------------
                                                                      52,808,200
                                                                    ------------
MULTI-UTILITIES-20.84%
Ameren Corp.                                               90,000      4,410,900
CMS Energy Corp.                                          570,000      9,804,000
Dominion Resources, Inc.                                  130,000     11,220,300
National Grid PLC (United Kingdom)(a)                     570,000      8,417,913
OGE Energy Corp.                                           75,000      2,748,750
PG&E Corp.                                                273,000     12,366,900
PNM Resources Inc.                                         55,000      1,528,450
SCANA Corp.                                                70,000      2,680,300
Sempra Energy                                             290,000     17,176,700
Veolia Environnement (France)(a)                          110,000      8,597,394
Xcel Energy, Inc.                                         400,000      8,188,000
                                                                    ------------
                                                                      87,139,607
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
OIL & GAS STORAGE & TRANSPORTATION-9.91%
El Paso Corp.                                             865,000   $ 14,903,950
Spectra Energy Corp.                                      400,000     10,384,000
Williams Cos., Inc. (The)                                 510,000     16,126,200
                                                                    ------------
                                                                      41,414,150
                                                                    ------------
   Total Common Stocks
   (Cost $284,140,242)                                               409,859,020
                                                                    ------------
MONEY MARKET FUNDS-1.44%
Liquid Assets Portfolio -Institutional Class(c)         3,006,644      3,006,644
Premier Portfolio -Institutional Class(c)               3,006,644      3,006,644
                                                                    ------------
   Total Money Market Funds
      (Cost $6,013,288)                                                6,013,288
                                                                    ------------
TOTAL INVESTMENTS-99.47%
   (Cost $290,153,530)                                               415,872,308
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.53%                                    2,232,321
                                                                    ------------
NET ASSETS-100.00%                                                  $418,104,629
                                                                    ============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2007 was $33,322,706, which represented 7.97% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Utilities Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Utilities Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Single Sector/Non-Diversified - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the

AIM Utilities Fund
     fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE       PURCHASES    PROCEEDS FROM      VALUE     DIVIDEND
FUND                           03/31/07      AT COST         SALES        06/30/07     INCOME
----                         -----------   -----------   -------------   ----------   --------
Liquid Assets
   Portfolio-Institutional
   Class                     $10,637,280   $25,997,609   $(33,628,245)   $3,006,644   $100,322
Premier
   Portfolio-Institutional
   Class                      10,637,280    25,997,609    (33,628,245)    3,006,644     99,927
                             -----------   -----------   -------------   ----------   --------
SUBTOTAL                     $21,274,560   $51,995,218   $(67,256,490)   $6,013,288   $200,249
                             ===========   ===========   ============    ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE       PURCHASES    PROCEEDS FROM      VALUE     DIVIDEND
FUND                           03/31/07      AT COST         SALES        06/30/07    INCOME *
----                         -----------   -----------   -------------   ----------   --------
Premier
   Portfolio-Institutional
   Class                     $23,229,940   $14,127,964   $ (37,357,904)  $       --   $ 60,175
                             -----------   -----------   -------------   ----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES          $44,504,500   $66,123,182   $(104,614,394)  $6,013,288   $260,424
                             ===========   ===========   =============   ==========   ========

*    Net of compensation to counterparties.

AIM Utilities Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At June 30, 2007, there were no securities out on loan. For the three months ended June 30, 2007, the Fund received dividends on cash collateral investments of $60,175 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2007 was $61,205,246 and $38,185,954, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $127,710,449
Aggregate unrealized (depreciation) of investment securities         (2,625,063)
                                                                   ------------
Net unrealized appreciation of investment securities               $125,085,386
                                                                   ============

Cost of investments for tax purposes is $290,786,922.

Item 2. Controls and Procedures.

   (a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

   (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.